VIA EDGAR

Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071

February 28, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:
Investment Managers Series Trust (filing relates to Advisory Research International Small Cap ValueFund, Advisory Research Global Value Fund, Advisory Research All Cap Value Fund and Advisory Research Small Micro Cap Value Fund)

           (File Nos. 333-122901 and 811-21719)

Dear Sir or Madam:

We are attaching for filing on behalf of Investment Managers Series Trust (the “Registrant”) Post-Effective Amendment No. 129 to the Registrant’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 134 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended), relating to the Registrant’s Advisory Research International Small Cap Value Fund, Advisory Research Global Value Fund, Advisory Research All Cap Value Fund and Advisory Research Small Micro Cap Value Fund series (collectively the “Funds”).

The attached Amendment is being filed for the purpose of updating non-material information contained in the prospectuses and statement of additional information for the Funds. As noted on its facing page, the Amendment is being filed under paragraph (b) of Rule 485 under the 1933 Act to become effective on February 28, 2011.  We have assisted in the preparation of the Amendment, and we represent that the Amendment does not contain disclosures which render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Please direct any inquiries regarding this filing to me at (213) 680-6477 or Michael Glazer at (213) 680-6646.

Very truly yours,

/s/ Laurie A. Dee

Laurie A. Dee

Enclosures